MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Mar. 31, 2024
MATERIAL ACCOUNTING POLICY INFORMATION
Financial assets measured at fair value
Financial liabilities	Classification
Accounts payable and accrued liabilities	Amortized cost
Balance due to related parties	Amortized cost
Financial assets	Classification
Cash	Amortized cost
Marketable securities	FVTOCI
Restricted cash	Amortized cost
Amounts receivable and other assets	Amortized cost